Summary - Invesco Emerging Markets Equity Fund | Invesco Emerging Markets Equity Fund
Fund Summary - Invesco Emerging Markets Equity Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Summary - Invesco Emerging Markets Equity Fund Invesco Emerging Markets Equity Fund	Class A, Invesco Emerging Markets Equity Fund	Class C, Invesco Emerging Markets Equity Fund	Class R, Invesco Emerging Markets Equity Fund	Class Y, Invesco Emerging Markets Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Invesco Emerging Markets Equity Fund Invesco Emerging Markets Equity Fund		Class A, Invesco Emerging Markets Equity Fund	Class C, Invesco Emerging Markets Equity Fund	Class R, Invesco Emerging Markets Equity Fund	Class Y, Invesco Emerging Markets Equity Fund
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		4.09%	4.09%	4.09%	4.09%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		5.34%	6.09%	5.59%	5.09%
Fee Waiver and/or Expense Reimbursement	[1]	3.43%	3.43%	3.43%	3.43%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.91%	2.66%	2.16%	1.66%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.85%, 2.60%, 2.10% and 1.60%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Summary - Invesco Emerging Markets Equity Fund Invesco Emerging Markets Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, Invesco Emerging Markets Equity Fund	Class A	733	1,770
Class C, Invesco Emerging Markets Equity Fund	Class C	369	1,502
Class R, Invesco Emerging Markets Equity Fund	Class R	219	1,362
Class Y, Invesco Emerging Markets Equity Fund	Class Y	169	1,220

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Summary - Invesco Emerging Markets Equity Fund Invesco Emerging Markets Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
Class A, Invesco Emerging Markets Equity Fund	Class A	733	1,770
Class C, Invesco Emerging Markets Equity Fund	Class C	269	1,502
Class R, Invesco Emerging Markets Equity Fund	Class R	219	1,362
Class Y, Invesco Emerging Markets Equity Fund	Class Y	169	1,220

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period May 31, 2011 to October 31, 2011 the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of foreign issuers that are in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

American Depositary Receipts are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. American Depositary Receipts are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. Global Depositary Receipts are similar to American Depositary Receipts, except they are typically issued by foreign banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. Purchasing American Depositary Receipts or Global Depositary Receipts gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. The Fund will invest in American Depositary Receipts and Global Depositary Receipts to gain exposure to foreign companies.

Emerging market countries are those countries in the world other than developed countries of the European Union, the United States of America, Canada, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong and Singapore. A complete list of developed countries of the European Union can be found in the Fund’s SAI. The Fund may invest up to 100% of its net assets in securities of companies located in emerging market countries. The Fund uses the following criteria to determine whether an issuer is in an emerging market country, including whether (1) it is organized under the laws of an emerging market country; (2) it has a principal office in an emerging market country; (3) it derives 50% or more of its total revenues from business in an emerging market country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in emerging market countries.

The Fund invests in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers’ view, attractively valued based upon a proprietary analysis of a stock’s implied return adjusted for company-specific risk, as well as comparison of the share price to a company’s assets and current earnings environment. The Fund focuses its investments in marketable equity securities of foreign issuers that are listed on a foreign exchange or traded in a foreign over-the-counter market.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, historic earnings stability and overall debt levels. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and it is no longer attractively priced relative to other issuers according to our proprietary valuation model, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.